UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22737

Tea Leaf Management Investment Trust

 (Exact name of registrant as specified in charter)

370 Lexington Avenue, Suite 201

New York, NY  10017

 (Address of principal executive offices)(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH  44114

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

Registrant’s Telephone Number, including Area Code:  (212) 871-5700

Date of fiscal year end: January 31

Date of reporting period: January 31, 2015

Item 1.  Reports to Stockholders.

TeaLeaf Long/Short Deep Value Fund

Class A Shares

LEFAX

Class C Shares

LEAFX

Class I Shares

LEFIX

ANNUAL REPORT

JANUARY 31, 2015

TeaLeaf Long/Short Deep Value Fund – Annual Review

After the fund enjoyed very, very strong performance in its first fiscal period ended January 31, 2014.  Class A shares (with no sales load) were down 11.91% in the second fiscal year ended January 31, 2015, Class C shares were down 12.57% while the Russell 2000 Index was up 4.41%, and the Morningstar Long/Short Equity Index was up 2.99% over the same period.  Since inception however, Class A shares (with no sales load) were up 9.87% annualized, Class C shares were up 9.10% annualized while the Russell 2000 Index was up 14.95%, and the Morningstar Long/Short Equity Index was up 6.45% over the same period. We were tax efficient again last year, as taxable income was kept to a minimum.

The underperformance was driven, in part, by a pullback in some of the fund’s longer-term long positions which had done well the previous year, including Hydrogenics Corporation (HYGS), and also by weakness in small-cap growth stocks in general, and by a few retailers, which, in some cases, subsequent to fiscal year end enjoyed better performance.  The fund remained generally 65-85% net long in its second fiscal year.  The fund’s heaviest industry concentrations continued to be in technology, industrials, consumer discretionary, healthcare and energy.  The portfolio managers continue to look for, and find, individual long positions that are attractive based on our analysis of their reward/risk ratios.  We had 31 long positions at fiscal year end and typically expect to have 30-35 long positions.

On the short side, we are trying to find short positions in companies that are fundamentally weak, have expensive valuations and are not expected to be the subject of a takeover.  However, we continue to be mindful of the high correlation in the market over the past few years and the strong merger and acquisition market.  As a result, we have continued to take short positions in ETFs to hedge overall equity market risk.  Given the market’s strength, the fund’s short positions (including ETFs) and put options generally have been a drag on performance.

Looking forward, we continue to be fully invested and will continue to monitor our long positions and their reward/risk ratios, as well as monitor overall portfolio construction.

Sincerely,

Adam M. Hutt

Co-Portfolio Manager

David A. Hanover, CFA
Co-Portfolio Manager

TEALEAF LONG/SHORT DEEP VALUE FUND – CLASS A

PERFORMANCE ILLUSTRATION

JANUARY 31, 2015 (UNAUDITED)

AVERAGE ANNUALIZED TOTAL RETURNS AS OF JANUARY 31, 2015

Class A Shares	One Year	Since Inception	Ending Value
TeaLeaf Long/Short Deep Value Fund - Class A (Load)	-16.98%	6.53%	$ 11,291
TeaLeaf Long/Short Deep Value Fund - Class A (No Load)	-11.91%	9.87%	$ 11,980
Russell 2000 Index	4.41%	15.19%	$ 13,118

Cumulative Performance Comparison of $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on March 1, 2013 (commencement of investment operations) for Class A shares. Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell 2000 Index is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.  The returns for the Russell 2000 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The Fund charges an initial sales charge of 5.75% when you invest in Class A shares, unless you qualify for a reduction or waiver of the sales charge.  The graph above reflects with and without the sales charge.  As per the prospectus dated May 8, 2014, Class A shares gross operating expenses are 9.39% and net expenses are 3.23%.  For performance current to most recent month end call 1-855-270-2676.

The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed less than 24 months after purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more.

The Fund imposes a 2.00% redemption fee on shares redeemed within 90 days.

TEALEAF LONG/SHORT DEEP VALUE FUND – CLASS C

PERFORMANCE ILLUSTRATION

JANUARY 31, 2015 (UNAUDITED)

AVERAGE ANNUALIZED TOTAL RETURNS AS OF JANUARY 31, 2015

Class C Shares	One Year	Since Inception	Ending Value
TeaLeaf Long/Short Deep Value Fund - Class C	-12.57%	9.10%	$ 11,750
Russell 2000 Index	4.41%	13.40%	$ 12,623

Cumulative Performance Comparison of $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on March 26, 2013 (commencement of investment operations) for Class C shares. Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell 2000 Index is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.  The returns for the Russell 2000 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

As per the prospectus dated May 8, 2014, Class C shares gross operating expenses are 10.97% and net expenses are 3.88%.  For performance current to most recent month end call 1-855-270-2676.

The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class C shares redeemed less than 12 months after purchase.

The Fund imposes a 2.00% redemption fee on shares redeemed within 90 days.

TEALEAF LONG/SHORT DEEP VALUE FUND – CLASS I

PERFORMANCE ILLUSTRATION

JANUARY 31, 2015 (UNAUDITED)

TOTAL RETURNS FOR PERIOD ENDED JANUARY 31, 2015

Class I Shares	Since Inception *	Ending Value
TeaLeaf Long/Short Deep Value Fund - Class I	-7.36%	$ 9,264
Russell 2000 Index	-1.28%	$ 9,872

*Not annualized.

Cumulative Performance Comparison of $10,000 Investment Since Inception *

This chart assumes an initial investment of $10,000 made on March 24, 2014 (commencement of investment operations) for Class C shares. Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell 2000 Index is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.  The returns for the Russell 2000 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

As per the prospectus dated May 8, 2014, Class I shares gross operating expenses are 9.14% and net expenses are 2.98%.  For performance current to most recent month end call 1-855-270-2676.

The Fund imposes a 2.00% redemption fee on shares redeemed within 90 days.

TEALEAF LONG/SHORT DEEP VALUE FUND

           PORTFOLIO ANALYSIS

             JANUARY 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
1.86%
Cash Equivalents
2.99%
Communication Services
2.65%
Consumer Cyclical
14.68%
Consumer Defensive
4.67%
Energy
3.91%
Healthcare
9.95%
Industrials
20.80%
Technology
38.49%

Sectors are categorized using Morningstar® classifications.

The chart excludes securities sold short.

	TeaLeaf Long/Short Deep Value Fund
	Schedule of Investments
	January 31, 2015

Shares		Value

COMMON STOCK - 106.35%

Aircraft Parts & Auxiliary Equipment, NEC - 2.58%
1,000	Elbit Systems, Ltd. (Israel)	$ 61,730

Computer Peripheral Equipment, NEC - 3.60%
5,900	Logitech International SA (Switzerland)	86,199

Computer Storage Devices - 10.50%
52,000	Dot Hill Systems Corp. *	216,840
22,000	Quantum Corp. *	34,760
		251,600
Drilling Oil & Gas Wells - 1.36%
1,900	Patterson-UTI Energy, Inc.	32,604

Electromedical & Electrotherapeutic Apparatus - 8.60%
15,500	Cutera, Inc. *	206,150

Electronic Components & Accessories - 1.42%
2,500	Vishay Intertechnology, Inc.	34,050

Heavy Construction - 4.27%
3,000	Granite Construction, Inc.	102,240

Industrial Inorganic Chemicals - 6.75%
12,000	Hydrogenics Corp. *	161,880

Information Technology Services - 1.69%
1,800	Sykes Enterprises, Inc. *	40,536

Instruments for Measuring & Testing Electricity - 2.56%
8,000	Xcerra Corp. *	61,440

Measuring & Controlling Devices, NEC - 1.70%
1,700	Geospace Technologies Corp. *	40,766

Miscellaneous Manufacturing Industries - 1.55%
3,000	Daktronics, Inc.	37,140

Oil & Gas Field Exploration Services - 1.22%
13,000	ION Geophysical Corp. *	29,250

Railroad Equipment - 3.89%
4,000	FreightCar America, Inc.	93,360

Retail-Apparel & Accessory Stores - 8.49%
5,400	American Eagle Outfitters, Inc.	75,816
9,300	Tilly's, Inc. *	127,782
		203,598
Retail-Catalog & Mail-Order Houses - 3.72%
5,000	Nutrisystem, Inc.	89,100

Retail-Retail Stores, NEC - 3.88%
4,000	Kirkland's, Inc. *	93,080

Semiconductor - Specialized - 5.84%
22,000	Sigma Designs, Inc. *	139,920

Semiconductors & Related Devices - 9.50%
15,300	FormFactor, Inc. *	115,515
7,000	IXYS Corp.	79,100
11,000	NeoPhotonics Corp. *	33,000
		227,615
Services-Business Services, NEC - 5.32%
10,000	PowerSecure International, Inc. *	94,000
2,000	Resources Connection, Inc.	33,400
		127,400
Services-Computer Processing & Data Preparation - 5.34%
3,200	Acxiom Corp. *	58,240
54,500	iPass, Inc. *	69,760
		128,000
Services-Educational Services - 5.12%
22,000	Career Education Corp. *	122,760

Steel Works, Blast Furnaces & Rolling Mills - 2.04%
2,000	United States Steel Corp.	48,880

Surgical & Medical Instruments & Apparatus - 2.30%
3,600	Merit Medical Systems, Inc. *	55,188

Wholesale-Computer & Peripheral Equipment & Software - 3.11%
31,300	Speed Commerce, Inc. *	74,494

TOTAL FOR COMMON STOCK (Cost $2,132,184) - 106.35%		$ 2,548,980

SHORT TERM INVESTMENTS - 3.28%
78,491	Fidelity Government Money Market Fund 57 - Institutional Class, 0.01%, (Cost $78,491) **	78,491

TOTAL INVESTMENTS (Cost $2,210,675) *** - 109.63%		$ 2,627,471

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.63)%		(230,723)

NET ASSETS - 100.00%		$ 2,396,748

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the 7-day yield at January 31, 2015.
*** Cost for tax purposes is $2,210,675.
The accompanying notes are an integral part of these financial statements.

	TeaLeaf Long/Short Deep Value Fund
	Schedule of Securities Sold Short
	January 31, 2015

Shares		Value

EXCHANGE TRADED FUNDS *
200	iShares Russell 2000	23,140
1,000	iShares Russell 2000 Value	97,350
1,900	iShares Russell 3000	226,024
500	Market Vectors Semiconductor ETF	26,365

TOTAL EXCHANGE TRADED FUNDS (Proceeds $387,461)		372,879

TOTAL SECURITIES SOLD SHORT (Proceeds $387,461)		$ 372,879

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

TeaLeaf Long/Short Deep Value Fund
Statement of Assets and Liabilities
January 31, 2015

Assets:
Investments in Securities, at Value (Cost $2,210,675)	$ 2,627,471
Cash	182,617
Receivables:
Due From Adviser	6,503
Prepaid Expenses	3,083
Total Assets	2,819,674
Liabilities:
Securities Sold Short, at Value (Proceeds $387,461)	372,879
Payables:
Shareholder Redemption	13,351
Securities Purchased	23,458
Distribution Fees	641
Dividend Expense on Short Positions	1,248
Accrued Expenses	11,349
Total Liabilities	422,926
Net Assets	$ 2,396,748

Net Assets Consist of:
Paid In Capital	$ 2,216,159
Accumulated Undistributed Net Investment Loss	(149,932)
Accumulated Undistributed Realized Loss on Investments	(100,857)
Unrealized Appreciation in Value of Investments	431,378
Net Assets	$ 2,396,748

Class A:
Net Assets	$ 658,788
Shares Outstanding	55,010

Net Asset Value, Offering Price, and Redemption Price Per Share	$ 11.98

Maximum Offering Price Per Share ($11.98/0.9425) *	$ 12.71

Short-term Redemption Price Per Share ($11.98 x 0.98) **	$ 11.74

Short-term Redemption Price Per Share ($11.98 x 0.99) ***	$ 11.86

Class C:
Net Assets	$ 1,662,558
Shares Outstanding	140,675

Net Asset Value, Offering Price, and Redemption Price Per Share	$ 11.82

Short-term Redemption Price Per Share ($11.82 x 0.98) **	$ 11.58

Short-term Redemption Price Per Share ($11.82 x 0.99) ****	$ 11.70

Class I:
Net Assets	$ 75,402
Shares Outstanding	5,987

Net Asset Value, Offering Price, and Redemption Price Per Share	$ 12.59

Short-term Redemption Price Per Share ($12.59 x 0.98) **	$ 12.34

* Class A shares of the Fund, charge a maximum initial sales charge of 5.75%, unless the purchase qualifies for a reduction or waiver of the sales charge.
Please refer to the Prospectus for qualifying sales charge reductions or waivers.

** The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

*** The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed less than 24 months after purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more.

**** The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class C shares redeemed less than 12 months after purchase.

The accompanying notes are an integral part of these financial statements.

TeaLeaf Long/Short Deep Value Fund
Statement of Operations
For the Year ended January 31, 2015

Investment Income:
Dividends	$ 13,071
Interest	8
Total Investment Income	13,079

Expenses:
Advisory Fees	60,535
Transfer Agent & Accounting Fees	18,203
Distribution (12b-1) Fees (Class A -$1,875, Class C - $18,665)	20,540
Registration Fees	6,645
Audit Fees	11,175
Miscellaneous Fees	11,281
Custodial Fees	8,440
Legal Fees	68,212
Insurance Fees	12,219
Interest Expense	24,414
Dividend Expense	7,248
Trustee Fees	3,119
Printing and Mailing	424
Total Expenses	252,455
Fees Waived and Reimbursed by the Adviser	(139,717)
Net Expenses	112,738

Net Investment Loss	(99,659)

Realized and Unrealized Gain (Loss) on Investments, Options, and Securities Sold Short:
Realized Gain (Loss) on:
Realized Gain on Investments	11,481
Realized Loss on Options	(21,121)
Realized Loss on Securities Sold Short	(24,367)

Net Change in Unrealized Appreciation (Depreciation) on:
Net Change in Unrealized Depreciation on Investments	(222,275)
Net Change in Unrealized Depreciation on Options	(26,150)
Net Change in Unrealized Appreciation on Securities Sold Short	6,757

Net Realized and Unrealized Loss on Investments	(275,675)

Net Decrease in Net Assets Resulting from Operations	$ (375,334)

The accompanying notes are an integral part of these financial statements.

TeaLeaf Long/Short Deep Value Fund
Statements of Changes in Net Assets

	Year Ended	Period Ended *
	January 31, 2015	January 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (99,659)	$ (50,273)
Net Realized Loss on Investments in Securities, Options, and Securities Sold Short	(34,007)	(66,850)
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities, Options, and Securities Sold Short	(241,668)	673,046
Net Increase (Decrease) in Net Assets Resulting from Operations	(375,334)	555,923

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	15,500	655,000
Class C	195,761	1,634,570
Class I	230,000	-
Cost of Shares Redeemed
Class A	(165,100)	-
Class C	(195,871)	(114,028)
Class I	(142,319)	-
Early Redemption Fees	2,646	-
Net Increase (Decrease) from Shareholder Activity	(59,383)	2,175,542

Net Assets:
Net Increase (Decrease) in Net Assets	(434,717)	2,731,465
Beginning of Period	2,831,465	100,000
End of Period (Including Accumulated Undistributed Net Investment Loss of $(149,932) and $(50,273), respectively)	$ 2,396,748	$ 2,831,465

Share Transactions:
Shares Sold
Class A	1,202	56,808
Class C	14,575	151,600
Class I	17,282	-
Shares Redeemed
Class A	(13,000)	-
Class C	(16,103)	(9,397)
Class I	(11,295)	-
Net Increase (Decrease) in Shares	(7,339)	199,011
Outstanding at Beginning of Period	209,011	10,000
Outstanding at End of Period	201,672	209,011

* For Class A shares the period March 1, 2013 (commencement of investment operations) through January 31, 2014.
For Class C shares the period March 26, 2013 (commencement of investment operations) through January 31, 2014.
The accompanying notes are an integral part of these financial statements.

TeaLeaf Long/Short Deep Value Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	Year Ended	Period Ended	(a)
	January 31, 2015	January 31, 2014

Net Asset Value, at Beginning of Period	$ 13.60	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.26)	(0.30)
Net Realized and Unrealized Gain (Loss) on Investments	(1.36)	3.90
Total from Investment Operations	(1.62)	3.60

Net Asset Value, at End of Period	$ 11.98	$ 13.60

Total Return **	(11.91)%	36.00%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 659	$ 909
Before Waiver
Ratio of Expenses to Average Net Assets	8.81%	9.37%	(b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	7.62%	8.66%	(b)
Ratio of Net Investment Loss to Average Net Assets	(7.14)%	(8.94)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	3.69%	3.21%	(b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	2.50%	2.50%	(b)
Ratio of Net Investment Loss to Average Net Assets	(2.02)%	(2.78)%	(b)
Portfolio Turnover	140.07%	142.29%	(c)

(a) For the period March 1, 2013 (commencement of investment operations) through January 31, 2014.
(b) Annualized
(c) Not Annualized
* Per share net investment loss has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.
The accompanying notes are an integral part of these financial statements.

TeaLeaf Long/Short Deep Value Fund - Class C
Financial Highlights
Selected data for a share outstanding throughout the period.

	Year Ended	Period Ended	(a)
	January 31, 2015	January 31, 2014

Net Asset Value, at Beginning of Period	$ 13.52	$ 10.06

Income From Investment Operations:
Net Investment Loss *	(0.35)	(0.35)
Net Realized and Unrealized Gain (Loss) on Investments	(1.35)	3.81
Total from Investment Operations	(1.70)	3.46

Net Asset Value, at End of Period	$ 11.82	$ 13.52

Total Return **	(12.57)%	34.39%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,663	$ 1,923
Before Waiver
Ratio of Expenses to Average Net Assets	9.62%	10.95%	(b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	8.44%	10.34%	(b)
Ratio of Net Investment Loss to Average Net Assets	(7.96)%	(10.58)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	4.43%	3.86%	(b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	3.25%	3.25%	(b)
Ratio of Net Investment Loss to Average Net Assets	(2.77)%	(3.49)%	(b)
Portfolio Turnover	140.07%	142.29%	(c)

(a) For the period March 26, 2013 (commencement of investment operations) through January 31, 2014.
(b) Annualized
(c) Not Annualized
* Per share net investment loss has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.
The accompanying notes are an integral part of these financial statements.

TeaLeaf Long/Short Deep Value Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended	(a)
	January 31, 2015

Net Asset Value, at Beginning of Period	$ 13.59

Income From Investment Operations:
Net Investment Loss *	(0.19)
Net Realized and Unrealized Loss on Investments	(0.81)
Total from Investment Operations	(1.00)

Net Asset Value, at End of Period	$ 12.59

Total Return **	(7.36)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 75
Before Waiver
Ratio of Expenses to Average Net Assets	9.46%	(b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	8.30%	(b)
Ratio of Net Investment Loss to Average Net Assets	(7.71)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	3.41%	(b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	2.25%	(b)
Ratio of Net Investment Loss to Average Net Assets	(1.66)%	(b)
Portfolio Turnover	140.07%	(c)

(a) For the period March 24, 2014 (commencement of investment operations) through January 31, 2015.
(b) Annualized
(c) Not Annualized
* Per share net investment loss has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.
The accompanying notes are an integral part of these financial statements.

TeaLeaf Long/Short Deep Value Fund
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2015

1.  ORGANIZATION

The TeaLeaf Long/Short Deep Value Fund (the "Fund") was organized as diversified series of Tea Leaf Management Investment Trust (the "Trust") on December 6, 2012.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 17, 2012 (the "Trust Agreement") as filed with the Ohio Secretary of State July 27, 2012.  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is the only series currently authorized by the Trustees.  The investment adviser to the Fund is AMH Equity, Ltd. (the "Adviser").

The Fund’s investment objective is long-term capital appreciation.

At January 31, 2015, Class A, Class C, and Class I shares have been issued.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

SECURITY VALUATIONS: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be purchased or redeemed.

SHARE VALUATION: The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The NYSE is currently closed on weekend days and on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

TeaLeaf Long/Short Deep Value Fund
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2015

ORGANIZATIONAL AND OFFERING COSTS: All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

In addition, GAAP requires management of the Fund to analyze all open tax years for the Fund, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  For the year ended January 31, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated between the classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTIONS:  The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The ability of the Fund to successfully utilize options will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

REDEMPTION FEES: Each class of the Fund will assess a 2.00% fee on Fund shares redeemed within 90 days of purchase.  The Fund reserves the right to modify or eliminate the redemption fee at any time. If there is a material change to the Fund's redemption fee, the Fund will notify investors at least 60 days prior to the effective date of the change.  The Fund also reserves the right to waive the redemption fee for any shareholder if the circumstances warrant.  For the year ended January 31, 2015, the Fund collected $2,646 in early redemption fees.

CONTINGENT DEFERRED SALES CHARGE: Class A and Class C shares are subject to a Contingent Deferred Sales Charge (“CDSC”). Class A shares, purchased without the load, are subject to a CDSC on shares redeemed prior to the first 24 months after their purchase in the amount of the commissions paid by the distributor on the shares redeemed.  Class C shares are subject to a CDSC on shares redeemed prior to the first 12 months after their purchase in the amount advanced, less any amounts recouped by the distributor from 12b-1 payments received by the distributor.  The distributor may waive the CDSC at its discretion on either class of the Fund’s shares.

TeaLeaf Long/Short Deep Value Fund
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2015

SALES CHARGE: Purchase of Class A shares of the Fund will be subject to a maximum initial sales charge of 5.75%, unless they qualify for a reduction or waiver of the sales charge.  Please refer to the Prospectus for qualifying sales charge reductions or waivers.

OTHER:  The Fund records security transactions on the trade date.  The highest-cost method is used in determining gains and losses for financial and income tax purposes.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

SUBSEQUENT EVENTS: The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

3.  FAIR VALUE

GAAP establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. It applies to fair value measurements already required or permitted by existing standards. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy under GAAP are described as follows:

Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Fund has the ability to access.

Level 2 – Quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in inactive markets. Level 2 inputs include those other than quoted prices that are observable for the asset or liability and that are derived principally from, or corroborated by, observable market data by correlation or other means. If the asset or liability has a specified term the Level 2 inputs must be observable for substantially the full term of the asset or liability.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used should maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Refer to valuation techniques described in Note 2.

TeaLeaf Long/Short Deep Value Fund
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2015

The following table summarizes the valuation of the Fund’s assets by the above fair value hierarchy levels as of January 31, 2015:

Assets
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,548,980	-	-	$ 2,548,980
Short Term Investments	78,491	-	-	78,491
	$ 2,627,471	-	-	$ 2,627,471
Liabilities
Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 372,879	-	-	$ 372,879
	$ 372,879	-	-	$ 372,879

The Fund did not hold any Level 3 assets during the year ended January 31, 2015.  There were no transfers into or out of Level 1 or Level 2 during the year ended January 31, 2015. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: The Trustees selected AMH Equity, Ltd. as the investment adviser to the Fund. Subject to the supervision and direction of the Trustees, the Adviser manages the Fund's securities and investments in accordance with the Fund's stated investment objectives and policies, makes investment decisions and places orders to purchase and sell securities on behalf of the Fund.  The fee paid to the Adviser is governed by an investment management agreement ("Management Agreement") between the Trust, on behalf of the Fund, and the Adviser.  Pursuant to the Management Agreement, the Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 2.25% of the Fund's average daily net assets for Class A, Class C and Class I.  For the year ended January 31, 2015, the Fund accrued $60,535 in advisory fees.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until May 31, 2015, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest (acquired fund fees and expenses), or extraordinary expenses such as litigation) will not exceed 2.25% of average daily net assets attributable to Class A, Class C, and Class I.  This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Adviser.  Fee waiver and reimbursement arrangements can decrease the Fund's expenses and boost its performance.  For the year ended January 31, 2015, the Adviser reimbursed and waived $139,717 in expenses pursuant to the expense limitation agreement.

5.  CAPITAL SHARE TRANSACTIONS

At January 31, 2015, there were unlimited shares, with no par value, authorized for the Trust, and paid in capital amounted to $2,216,159.

6.  INVESTMENT TRANSACTIONS

For the year ended January 31, 2015, purchases and sales of investment securities other than U.S. Government obligations, securities sold short, options, and short-term investments aggregated $3,910,356 and $3,930,025, respectively.  Purchases and sales of options aggregated $173,389 and $180,909, respectively.  Purchases and sales of securities sold short aggregated $4,452,072 and $3,865,354, respectively.

TeaLeaf Long/Short Deep Value Fund
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2015

7.  PUT OPTIONS PURCHASED

As of January 31, 2015, the Fund had put options valued at $0.

Transactions in put options purchased for the year ended January 31, 2015, were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at February 1, 2014	290	$ 28,640
Options purchased	900	173,389
Options written	-	-
Options exercised	-	-
Options expired	(160)	(27,122)
Options terminated in closing purchase transaction	(1,030)	(174,907)
Options outstanding at January 31, 2015	-	$ -

Realized and unrealized gains and losses on derivatives contracts entered into for the year ended January 31, 2015, by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized (Loss)	Location	Unrealized Appreciation
Options Purchased	Realized Loss on Options	$(21,121)	Net Change in Unrealized Depreciation on Options	$(26,150)

8.  DISTRIBUTION (12b-1) PLAN

The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act (each a "12b-1 Plan" or "Plan") under which the Fund may incur expenses related to distribution of its Class A and Class C shares. Payments under a Plan are made to the distributor or its designee, which uses them to pay distribution and shareholder servicing expenses on behalf of and as agent of the Fund.  The Class A shares pay at an annual rate of 0.25% of the average daily net assets of the class, and the Class C shares pay at an annual rate of 1.00% of the average daily net assets of the class.  The Plans are compensation plans, which mean that payments under a Plan may exceed distribution and shareholder servicing expenses incurred by the applicable class pursuant to the Plan, and the distributor is permitted to retain the excess.  It is also possible that 12b-1 expenses incurred by the Fund for a period with respect to either class will exceed the payments received by the distributor, in which case the distributor, or the Adviser, may pay such excess expenses out of its own resources.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of the investment and may cost more than paying other types of sales charges.  For the year ended January 31, 2015, the Fund accrued $1,875 and $18,665 in distribution fees for Class A and Class C, respectively.  At January 31, 2015, the Fund owed $641 in distribution fees.

9.  TAX MATTERS

As of January 31, 2015, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and tax cost of investment securities were as follows:

Capital loss carryforward	$ -

Gross unrealized appreciation on investment securities	523,317
Gross unrealized depreciation on investment securities	(91,939)
Net unrealized appreciation on investment securities	$ 431,378

Cost of investment securities, including ST investments	$ 2,210,675

TeaLeaf Long/Short Deep Value Fund
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2015

For the period March 1, 2013 (commencement of investment operations) through January 31, 2014, the Fund did not pay any distributions.

For the year ended January 31, 2015, the Fund did not pay any distributions.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act.  As of January 31, 2015, Adam Hutt held approximately 27.29% of the voting securities of the Fund and may be deemed to control the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES

TEALEAF LONG/SHORT DEEP VALUE FUND

We have audited the accompanying statement of assets and liabilities of TeaLeaf Long/Short Deep Value Fund (the Fund), including the schedule of investments and schedule of securities sold short, as of January 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended January 31, 2015 and the period from March 1, 2013 (commencement of investment operations) to January 31, 2014.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TeaLeaf Long/Short Deep Value Fund (the Fund), as of January 31, 2015, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended January 31, 2015 and the period from March 1, 2013 (commencement of investment operations) to January 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

SKODA MINOTTI

Cleveland, Ohio

March 16, 2015

TeaLeaf Long/Short Deep Value Fund
Expense Illustration
January 31, 2015 (Unaudited)

Expense Example

As a shareholder of the TeaLeaf Long/Short Deep Value Fund (the "Fund"), you incur  two types of costs: (1) transaction costs which consist of loads and redemption fees; and (2) ongoing costs which consist of management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2014 through January 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TeaLeaf Long/Short Deep Value Fund
Expense Illustration
January 31, 2015 (Unaudited)

TeaLeaf Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2014	January 31, 2015	August 1, 2014 to January 31, 2015

Actual	$1,000.00	$927.96	$19.15
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,005.34	$19.91

* Expenses are equal to the Fund's annualized expense ratio of 3.94%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TeaLeaf Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2014	January 31, 2015	August 1, 2014 to January 31, 2015

Actual	$1,000.00	$924.16	$22.70
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,001.61	$23.61

* Expenses are equal to the Fund's annualized expense ratio of 4.68%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TeaLeaf Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2014	January 31, 2015	August 1, 2014 to January 31, 2015

Actual	$1,000.00	$928.47	$16.96
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,007.61	$17.66

* Expenses are equal to the Fund's annualized expense ratio of 3.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TEALEAF LONG/SHORT DEEP VALUE FUND

ADDITIONAL INFORMATION

JANUARY 31, 2015 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on April 30 and October 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (855)-270-2676, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (855) 270-2676 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (855) 270-2676 to request a copy of the SAI or to make shareholder inquiries.

Investment Adviser

AMH Equity Ltd.

370 Lexington Ave., Suite 201

New York, NY 10017

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

U.S. Bank, NA

1555 N. Rivercenter Drive

Milwaukee, WI  53212

Independent Registered Public Accounting Firm

Skoda Minotti & Co.

6685 Beta Drive

Mayfield Village, OH  44143

Legal Counsel

Thompson Hine LLP

312 Walnut St. 14th Floor

Cincinnati, OH  45202

Distributor

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Cleveland, OH 44122

This report is provided for the general information of the shareholders of the TeaLeaf Long/Short Deep Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has elected Peter Mills as their audit committee financial expert.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

FY 2015

$   8,000

FY 2014

$   8,000

(b)

Audit-Related Fees

Registrant

FY 2015

$ 0

            FY 2014

$ 0

(c)

Tax Fees

Registrant

FY 2015

$ 3,078

FY 2014

$ 2,000

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2015

$ 0

FY 2014

$ 0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:	0%
Tax Fees:	0%
All Other Fees:	0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than fifty percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant                 Adviser

FY 2015                  $3,078                         $0

FY 2014                  $2,000                         $0

(h)           Not applicable.  The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tea Leaf Management Investment Trust

By /s/Adam M. Hutt

     Adam M. Hutt

     President and Principal Executive Officer

Date: April 1, 2015

By /s/David Hanover

     David Hanover

     Treasurer and Principal Financial Officer

Date: April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Adam M. Hutt

     Adam M. Hutt

     President and Principal Executive Officer

Date: April 1, 2015

By /s/David Hanover

     David Hanover

     Treasurer and Principal Financial Officer

Date: April 1, 2015